Taxation - Schedule of Income Tax Benefits (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Income Tax Benefit [Abstract]
Current income tax benefit	¥ (171)		¥ (3,039)
Total Income tax benefit	¥ (171)	$ (24)	¥ (3,039)